June 30, 2008

Supplement

SUPPLEMENT DATED JUNE 30, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY FINANCIAL SERVICES TRUST
Dated September 28, 2007

The second, third and fourth paragraphs of the section of the Prospectus entitled ‘‘The Fund — Fund Management’’ are hereby deleted and replaced with the following:

The Fund is managed within the Sector Funds team. The team consists of managers and analysts. The current member of the team primarily responsible for the day-to-day management of the Fund and the execution of the overall strategy of the Fund is Alison Williams, an Executive Director of the Investment Adviser.

Ms. Williams has been associated with the Investment Adviser in an investment management capacity since February 2001 and began managing the Fund in January 2006.

The Fund’s Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FSVSPT

June 30, 2008

Supplement

SUPPLEMENT DATED JUNE 30, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY FINANCIAL SERVICES TRUST
Dated September 28, 2007

The section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management’’ is hereby revised to delete all references to Mary Jayne Maly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.